Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Deficiency) (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Warrants [member]	Additional paid-in capital [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2023	$ 209,296	$ 791	$ 26,985	$ (156)	$ (240,481)	$ (3,565)
IfrsStatementLineItems [Line Items]
Comprehensive gain (loss) for the period				(5)	854	849
Share-based compensation			389			389
Private placement proceeds (Note 13(a))	2,445					2,445
Issuance costs	(136)	10				(126)
Exercise of warrants	256	(66)	66			256
Balance at Sep. 30, 2024	211,861	735	27,440	(161)	(239,627)	248
Balance at Dec. 31, 2023	209,296	791	26,985	(156)	(240,481)	(3,565)
IfrsStatementLineItems [Line Items]
Share-based compensation						487
Balance at Dec. 31, 2024	213,528	367	28,009	(147)	(238,018)	3,739
Balance at Sep. 30, 2024	211,861	735	27,440	(161)	(239,627)	248
IfrsStatementLineItems [Line Items]
Issuance costs						(15)
Balance at Dec. 31, 2024	213,528	367	28,009	(147)	(238,018)	3,739
IfrsStatementLineItems [Line Items]
Comprehensive gain (loss) for the period				(103)	(3,514)	(3,617)
Share-based compensation			146			146
Private placement proceeds (Note 13(a))	29,345					29,345
Issuance costs	(3,532)	844				(2,688)
Exercise of warrants	2,263	(486)				1,777
RSU and option cash surrender			(1,780)			(1,780)
Balance at Sep. 30, 2025	$ 241,604	$ 725	$ 26,375	$ (250)	$ (241,532)	$ 26,922